Investment in Equity-Accounted Investees	12 Months Ended
Mar. 31, 2026
Equity Method Investments [Abstract]
Investment in Equity-Accounted Investees
8)
INVESTMENT IN EQUITY-ACCOUNTED INVESTEES

The Group has interests in a number of individually immaterial equity-accounted investees. The following table analyses, in aggregate, the carrying amount of interests and share of profit (loss) and other comprehensive income in these associates and joint venture.

	As at March 31
Particulars	2025	2026
Carrying amount of interests in associates	1,914	1,586

	For the year ended March 31
Particulars	2024	2025	2026
Company's share of loss in associates	(23)	(64)	(2)
Company's share of profit in joint venture	75	—	—
Company's share of other comprehensive income in associates	—	—	—
Company's share of other comprehensive income in joint venture	—	—	—
Company's share of total comprehensive income (loss)	52	(64)	(2)

As at June 12, 2025, the Company held a 12.59% equity interest in Pasajebus SpA, which was being accounted as an equity-accounted investee with a carrying amount of USD 170 on that date. On June 12, 2025, the Company ceased to have significant influence over Pasajebus SpA and therefore it ceased to be an associate of the Company and accordingly, the equity method accounting has been discontinued. The Company has recognised a gain of USD 1,361 as other income in the statement of profit or loss and other comprehensive income on account of discontinuation of equity method of accounting during the year ended March 31, 2026.

Further, from June 12, 2025, the Company considers investment in Pasajebus SpA as an other investment in equity securities measured at FVOCI.